Associated companies	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Associated companies	Associated companies
As of June 30, 2023 and December 31, 2022, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of June 30, 2023	June 30, 2023	December 31, 2022
Shannon Engine Support	50.0	$702,053	$634,701
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	88,179	88,240
Other	5.7-39.3	80,080	88,278
		$870,312	$811,219